Business combinations - Schedule of The Contingent Consideration was Recognized Within Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jul. 01, 2023	Apr. 28, 2023
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	€ 0	€ 19,307		€ 117,686
Right-of-use assets	€ 652,441	€ 581,437		€ 533,952
CGU Ermenegildo Zegna Korea Co.Ltd.
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			€ 210
Trade receivables			1,560
Inventories			4,518
Intangible assets and property, plant and equipment			1,014
Other current and non-current assets			109
Other current and non-current liabilities			(2,929)
Trade payables and customer advances			(321)
Employee benefits			(931)
Identifiable assets acquired (liabilities assumed)			3,230
Goodwill			8,280
Net assets acquired including goodwill			€ 11,510
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Inventories					€ 1,054
Other current assets					800
Property, plant and equipment					949
Other current liabilities					(123)
Deferred tax liabilities					(72)
Identifiable assets acquired (liabilities assumed)					2,608
Goodwill					23,966
Net assets acquired including goodwill					€ 26,574
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents						€ 109,667
Trade receivables						23,329
Inventories						82,694
Right-of-use assets						160,869
Intangible assets and property, plant and equipment						122,770
Other current and non-current assets						70,014
Other current and non-current liabilities						(176,147)
Current and non-current lease liabilities						(160,869)
Current and non-current borrowings						(29,890)
Trade payables and customer advances						(28,942)
Employee benefits						(3,259)
Deferred tax liabilities						(51,163)
Identifiable assets acquired (liabilities assumed)						€ 119,073